UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment ( ); Amendment Number:
This Amendment (Check only one): 	(  ) is a restatement.
					(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Greenbrier Partners Capital Management, LLC
Address: 1901 N. Akard
	Dallas, TX 75201

13F File Number:028-14645

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of Reporting Manager:

Name: Frederick E. Rowe, Jr.
Title: Manager
Phone: (214) 720-2060
Signature, Place and Date of Signing
FREDERICK E. ROWE, JR. 	DALLAS, TX	10-May-13

Report Type (check only one):
(X)	13F HOLDINGS REPORT
( )	13F NOTICE
( )	13F COMBINATION REPORT

List of other managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 23
Form 13F Information Table Value Total:	$260,666

List of Other Included Managers:
None

NAME OF ISSUER			TITLE OF CLASS		CUSIP		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
									X$1000	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHARED	NONE

APPLE INC			COM			037833100	24789	56000	SH		SOLE		56000	0	0
BANK OF AMERICA CORPORATION	COM			060505104	9744	800000	SH		SOLE		800000	0	0
BERKSHIRE HATHAWAY INC DEL	CL B NEW		084670702	20840	200000	SH		SOLE		200000	0	0
CARMAX INC			COM			143130102	12510	300000	SH		SOLE		300000	0	0
COSTCO WHSL CORP NEW		COM			22160K105	21222	200000	SH		SOLE		200000	0	0
D R HORTON INC			COM			23331A109	1944	80000	SH		SOLE		80000	0	0
DISNEY WALT CO			COM DISNEY		254687106	8520	150000	SH		SOLE		150000	0	0
EOG RES INC			COM			26875P101	2561	20000	SH		SOLE		20000	0	0
EXCO RESOURCES INC		COM			269279402	1248	175000	SH		SOLE		175000	0	0
EBAY INC			COM			278642103	8133	150000	SH		SOLE		150000	0	0
FACEBOOK INC			CL A			30303M102	12790	500000	SH		SOLE		500000	0	0
GOOGLE INC			CL A			38259P508	19061	24000	SH		SOLE		24000	0	0
INFINERA CORPORATION		COM			45667G103	2904	414800	SH		SOLE		414800	0	0
LENNAR CORP			CL A			526057104	2074	50000	SH		SOLE		50000	0	0
MARKEL CORP			COM			570535104	12588	25000	SH		SOLE		25000	0	0
MCDONALDS CORP			COM			580135101	9969	100000	SH		SOLE		100000	0	0
MONSANTO CO NEW			COM			61166W101	10563	100000	SH		SOLE		100000	0	0
PULTE GROUP INC			COM			745867101	20240	1000000	SH		SOLE		1000000	0	0
QUALCOMM INC			COM			747525103	10041	150000	SH		SOLE		150000	0	0
SOUTHWEST AIRLS CO		COM			844741108	16176	1200000	SH		SOLE		1200000	0	0
STARBUCKS CORP			COM			855244109	11390	200000	SH		SOLE		200000	0	0
VALHI INC NEW			COM			918905100	5534	344790	SH		SOLE		344790	0	0
WPP PLC NEW 			ADR			92937A102	15827	197535	SH		SOLE		197535	0	0